Note 21 - Financial liabilities at amortized cost - Deposits from credit institutions (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 33,307	€ 54,516
Deposits With Agreed Maturity [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	18,616	25,941
Demand Deposits [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	9,745	3,731
Repurchase Agreements [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	4,946	24,843
Other Accounts [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 0	€ 0